Schedule of Investments
GLOBAL TACTICAL ASSET ALLOCATION FUND	December 31, 2019 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 100.3%
FlexShares® Credit-Scored US Corporate Bond Index Fund(1)	138,706	$7,236
FlexShares® Credit-Scored US Long Corporate Bond Index Fund(1)	24,503	1,419
FlexShares® Global Quality Real Estate Index Fund(1)	70,942	4,596
FlexShares® High Yield Value-Scored Bond Index Fund(1)	81,194	3,977
FlexShares® International Quality Dividend Index Fund(1)	240,842	5,850
FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund(1)	147,060	9,548
FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund(1)	74,278	3,946
FlexShares® Morningstar Global Upstream Natural Resources Index Fund(1)	87,668	2,939
FlexShares® Morningstar US Market Factor Tilt Index Fund(1)	162,861	20,693
FlexShares® Quality Dividend Index Fund(1)	147,835	7,167
FlexShares® STOXX® Global Broad Infrastructure Index Fund(1)	71,618	3,859
iShares 20+ Year Treasury Bond ETF	10,215	1,384
iShares 3-7 Year Treasury Bond ETF	27,716	3,485
iShares 7-10 Year Treasury Bond ETF	12,745	1,405
iShares iBoxx High Yield Corporate Bond ETF	43,224	3,801
iShares Long-Term Corporate Bond ETF	42,235	2,816
iShares MBS ETF	70,819	7,653
iShares Short-Term Corporate Bond ETF	33,466	1,795
Northern Institutional Funds - U.S. Government Portfolio (Shares), 1.48%(1) (2)	3,047,305	3,047
Total Investment Companies
(Cost $83,251)		96,616

Total Investments – 100.3%
(Cost $83,251)		96,616
Liabilities less Other Assets – (0.3%)		(290)
NET ASSETS – 100.0%		$96,326

(1)	Investment in affiliated fund. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to other Northern Funds, Northern Institutional Funds and FlexShares Trust.
(2)	7-day current yield as of December 31, 2019 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ETF - Exchange-Traded Fund

MBS - Mortgage Backed Securities
Percentages shown are based on Net Assets.
At December 31, 2019, the asset class weightings (unaudited) for the Fund were:
ASSET CLASS	WEIGHT	INVESTMENT VEHICLE
U.S. Equity	21.4%	FlexShares® Morningstar US Market Factor Tilt Index Fund
U.S. Equity	7.4	FlexShares® Quality Dividend Index Fund
Non U.S. Equity - Developed	9.9	FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund
Non U.S. Equity - Developed	6.1	FlexShares® International Quality Dividend Index Fund
Non U.S. Equity - Emerging Markets	4.1	FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund
Global Real Estate	4.8	FlexShares® Global Quality Real Estate Index Fund
U.S. Bonds - High Yield	4.1	FlexShares® High Yield Value-Scored Bond Index Fund
U.S. Bonds - High Yield	3.9	iShares iBoxx High Yield Corporate Bond ETF
U.S. Bonds - Investment Grade	7.9	iShares MBS ETF
U.S. Bonds - Investment Grade	7.5	FlexShares® Credit-Scored US Corporate Bond Index Fund
U.S. Bonds - Investment Grade	3.6	iShares 3-7 Year Treasury Bond ETF
U.S. Bonds - Investment Grade	2.9	iShares Long-Term Corporate Bond ETF
U.S. Bonds - Investment Grade	1.9	iShares Short-Term Corporate Bond ETF
U.S. Bonds - Investment Grade	1.5	FlexShares® Credit-Scored US Long Corporate Bond Index Fund
U.S. Bonds - Investment Grade	1.4	iShares 20+ Year Treasury Bond ETF
U.S. Bonds - Investment Grade	1.4	iShares 7-10 Year Treasury Bond ETF
Global Infrastructure	4.0	FlexShares® STOXX® Global Broad Infrastructure Index Fund
Commodities/Natural Resources	3.0	FlexShares® Morningstar Global Upstream Natural Resources Index Fund
Cash	3.2	Northern Institutional Funds - U.S. Government Portfolio (Shares)
Total	100.0%

NORTHERN FUNDS QUARTERLY REPORT     1    GLOBAL TACTICAL ASSET ALLOCATION FUND

Schedule of Investments
GLOBAL TACTICAL ASSET ALLOCATION FUND continued	December 31, 2019 (UNAUDITED)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2019:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investment Companies	$96,616	$—	$—	$96,616

Transactions in affiliated investments for the nine months ended December 31, 2019, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET REALIZED GAINS (LOSSES) (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
FlexShares® Credit-Scored US Corporate Bond Index Fund	$6,212	$2,093	$1,243	$128	$46	$166	$7,236	138,706
FlexShares® Credit-Scored US Long Corporate Bond Index Fund	560	1,396	577	(2)	42	18	1,419	24,503
FlexShares® Disciplined Duration MBS Index Fund	3,368	79	3,455	(36)	44	34	—	—
FlexShares® Global Quality Real Estate Index Fund	3,684	1,017	127	12	10	173	4,596	70,942
FlexShares® High Yield Value-Scored Bond Index Fund	—	3,906	34	105	—	30	3,977	81,194
FlexShares® International Quality Dividend Index Fund	5,343	379	161	312	(23)	227	5,850	240,842
FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund	8,924	705	723	706	(63)	305	9,549	147,060
FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund	7,130	134	3,023	(102)	(193)	148	3,946	74,278
FlexShares® Morningstar Global Upstream Natural Resources Index Fund	4,573	308	1,986	(191)	235	101	2,939	87,668
FlexShares® Morningstar US Market Factor Tilt Index Fund	15,829	4,457	1,758	2,097	68	249	20,693	162,861
FlexShares® Quality Dividend Index Fund	6,866	128	380	535	18	153	7,167	147,835
FlexShares® STOXX® Global Broad Infrastructure Index Fund	1,854	1,771	35	266	3	73	3,859	71,618
Northern Institutional Funds - U.S. Government Portfolio (Shares)	854	34,558	32,365	—	—	10	3,047	3,047,305
	$65,197	$50,931	$45,867	$3,830	$187	$1,687	$74,278	4,294,812
GLOBAL TACTICAL ASSET ALLOCATION FUND    2    NORTHERN FUNDS QUARTERLY REPORT